Additional disclosures - Preference Shares and Preferred Securities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 26,196	€ 21,880	€ 21,062	€ 23,820
FINANCIAL LIABILITIES AT AMORTIZED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	26,196	21,880	21,062
Subordinated liabilities | FINANCIAL LIABILITIES AT AMORTIZED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	8,810	7,621	8,030
Preference Shares | FINANCIAL LIABILITIES AT AMORTIZED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	209	196	321
Preferred Securities | FINANCIAL LIABILITIES AT AMORTIZED COST
Disclosure of detailed information about financial instruments [line items]
Outstanding issue amount	€ 8,601	€ 7,425	€ 7,709